RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)								9 Months Ended		12 Months Ended
	Apr. 30, 2021	Mar. 09, 2021	Apr. 15, 2020	Apr. 09, 2020	Nov. 05, 2018	Aug. 10, 2018	Mar. 02, 2018	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Repayments of related party debt									$ 69,200	$ 69,200
Notes Payable								19,025,206		1,309,461	$ 1,250,014
Trans World Performance L L C [Member]
Related Party Transaction [Line Items]
Repayments of related party debt										$ 360,000
Joseph B. Frost [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Issued		$ 90,708
Conversion of Stock, Shares Issued		181,417
Joseph B. Frost [Member] | Promissory Note One [Member]
Related Party Transaction [Line Items]
Notes Payable							$ 40,000
Debt Instrument, Interest Rate, Stated Percentage							20.00%
Debt Instrument, Term							1 year
Joseph B. Frost [Member] | Promissory Note Two [Member]
Related Party Transaction [Line Items]
Notes Payable						$ 13,000
Debt Instrument, Interest Rate, Stated Percentage						20.00%
Debt Instrument, Term						6 months
Joseph B. Frost [Member] | Promissory Note Three [Member]
Related Party Transaction [Line Items]
Notes Payable					$ 500
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Debt Instrument, Term					6 months
Robert Kanuth [Member]
Related Party Transaction [Line Items]
Repayments of related party debt	$ 20,000
Accrued Liabilities	$ 20,395
Robert Kanuth [Member] | Promissory Note Four [Member]
Related Party Transaction [Line Items]
Notes Payable				$ 1,500
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Instrument, Term				1 year
Robert Kanuth [Member] | Promissory Note Five [Member]
Related Party Transaction [Line Items]
Notes Payable			$ 4,200
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument, Term			1 year
Gregory Breunich And Gabriel Jaramillo [Member]
Related Party Transaction [Line Items]
Repayments of related party debt								260,000	280,000
Trans World Performance L L C And Scott Del Mastro [Member]
Related Party Transaction [Line Items]
Repayments of related party debt								87,692	87,692
Gregory Breunich [Member]
Related Party Transaction [Line Items]
Repayments of related party debt								$ 55,000	$ 0